Acquisition Contract Liabilities (Details Narrative) - USD ($) $ in Thousands	Mar. 25, 2019	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Asset Acquisition, Contingent Consideration, Liability		$ 2,300	$ 2,400	$ 4,300	$ 6,200	$ 7,602
Long-Term Debt [Member]
Business Acquisition [Line Items]
Asset Acquisition, Contingent Consideration, Liability		2,300	$ 2,400		$ 6,200
Monte Carlo Simulation Model [Member] | Long-Term Debt [Member]
Business Acquisition [Line Items]
Asset Acquisition, Contingent Consideration, Liability		$ 2,300
Monte Carlo Simulation Model [Member] | Measurement Input, Discount Rate [Member]
Business Acquisition [Line Items]
Derivative Liability, Measurement Input	6.0
Cutanea Life Sciences, Inc. [Member]
Business Acquisition [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	100.00%
[custom:NoninterestBearingStartupFinancingCost]	$ 1,700
[custom:SaleOfEquityEstimatedProfitsOfContingentConsideration]	6,500
Cutanea Life Sciences, Inc. [Member] | Share Purchase Agreement [Member]
Business Acquisition [Line Items]
[custom:StartUpFinancingCosts]	$ 7,300
Biofrontera AG [Member]
Business Acquisition [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	29.90%
Maruho Co, Ltd. [Member]
Business Acquisition [Line Items]
[custom:StartupCostFinancingInterestRate-0]	6.00%
[custom:StartupCostFinancingTerm]	57 months
[custom:StartupCostFinancingMaturityDate]	Dec. 31, 2023